Property and Equipment	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Property and Equipment
Note 7.	Property and Equipment

Components of property and equipment and total accumulated depreciation at December 31, 2015 and 2014 are as follows:

	2015	2014

Land and improvements	$1,998,817	$1,625,879
Buildings and improvements	4,504,364	3,891,557
Furniture and equipment	3,085,904	2,820,417
	9,589,085	8,337,853
Less accumulated depreciation	(4,256,019)	(3,969,264)
	$5,333,066	$4,368,589

Depreciation expense amounted to $287,543, and $271,024 for the years ended December 31, 2015 and 2014, respectively.

The Company’s West Pine Street branch is leased under a five-year operating lease at a monthly rental of $2,492.  The lease expires March 31, 2020.  The Company has the option to renew the lease for one additional five-year term.  The five-year term will carry a 12.5% increase in the monthly rental over the previous five-year term. In addition, the Company rents space for a loan production office under an automatically renewable six month lease at a monthly rental of $850. The Company has the option to renew the lease for one additional six-month terms. Rental expense was $47,818 and $37,918 for 2015 and 2014, respectively.

Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2015, and leases expected to renew, pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2016	$39,250
2017	29,900
2018	29,900
2019	29,900
2020	32,704
$161,654